Accounts Receivable and Other Receivables, Net - Schedule of Accounts Receivable and Other Receivables (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable and Other Receivables [Abstract]
Customers by sales provision of services	€ 3,423,103	€ 1,868,572
VAT receivable	12,319	11,131
Others	34,960	34,960
Accounts receivable and other receivables, gross	3,470,382	1,914,663
Allowance for doubtful accounts	(196,362)	(174,888)
Accounts receivable and other receivables, net	€ 3,274,020	€ 1,739,775